Subsequent Events (Details) (USD $)	3 Months Ended		6 Months Ended				0 Months Ended				3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 11, 2013	Dec. 31, 2012	Aug. 14, 2013 Subsequent Event [Member]	Aug. 08, 2013 Subsequent Event [Member]	Jul. 23, 2013 Subsequent Event [Member]	Aug. 08, 2013 General Partner [Member] Subsequent Event [Member]	Jun. 30, 2013 General Partner [Member] Minimum [Member]	Jun. 30, 2013 General Partner [Member] Maximum [Member]
Business Acquisition [Line Items]
Distribution announced							$ 1.73		$ 0.4325
Cash Distribution	$ 1,074,000	$ 0	$ 1,074,000	$ 0					$ 3,700,000
General partner distributions foregone									400,000
Incentive distribution rights units								4,500,000
Incentive distribution restructuring			$ 0.4125							$ 0.4125	$ 0.47438	$ 0.61875
Incentive distribution per unit			2,000,000
Incentive distribution amount										48.00%	13.00%	48.00%
Escrow deposit receivable								12,500,000
Escrow deposit delay of release								12,500,000
General partner's warrants to purchase								300,000
Warrant exercise price								0.01
Warrant exercisable after period								18 months
Warrants exercisable if the volume weighted average closing price of the common units exceed								25.00
Warrants exercisable if the exeeded price per share is traded on a consecutive basis								30 days
Limited Partners' Capital Account, Units Issued	9,209,000		9,209,000		2,400,000	9,165,000
Sale of Stock, Price Per Share					$ 22.47
Business Acquisition, Cost of Acquired Entity, Purchase Price					$ 60,000,000